Financial Instruments - Schedule of Derivative Notional Amounts (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Derivative notional amount	$ 175,000,000	$ 0.0
Derivative Instrument 2.00% Fixed Rate
Derivative [Line Items]
Derivative notional amount	$ 25,000,000
Derivative, fixed interest rate	2.00%
Derivative Instrument 1.38% Fixed Rate
Derivative [Line Items]
Derivative notional amount	$ 25,000,000
Derivative, fixed interest rate	1.38%
Derivative Instrument 2.15% Fixed Rate
Derivative [Line Items]
Derivative notional amount	$ 50,000,000
Derivative, fixed interest rate	2.15%
Derivative Instrument 2.15% Fixed Rate
Derivative [Line Items]
Derivative notional amount	$ 50,000,000
Derivative, fixed interest rate	2.15%
Derivative Instrument 1.40% Fixed Rate
Derivative [Line Items]
Derivative notional amount	$ 25,000,000
Derivative, fixed interest rate	1.40%